UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Chris Moore

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: August 31st

Date of Reporting Period: October 5, 2022 – August 31, 2023

Item 1. Reports to Stockholders.

(a)	The Report to Stockholders is attached herewith.

(NYSE ARCA, Inc.: SRHQ)

Annual Report

August 31, 2023

SRH U.S. Quality ETF

SHAREHOLDER LETTER

August 31, 2023 (Unaudited)

Management Discussion of Fund Performance

The SRH U.S. Quality ETF (the “Fund”) seeks to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality Index (the “Underlying Index”). The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index, which means that the Fund does not attempt to outperform the Underlying Index or take defensive positions in declining markets. The Fund will generally use a “replication” strategy, meaning it will invest in all of the component securities of the Underlying Index.

The Underlying Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The Underlying Index has been designed by Rocky Mountain Advisers, LLC to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks.

For the period beginning with the inception of the Fund, October 4, 2022, through August 31, 2023 (the “Reporting Period”), the Fund generated a total return of 17.29% on net assets, while the Underlying Index increased by 17.68%. On a market price basis, the Fund returned 17.34% during the Reporting Period.

The largest contributors to positive performance during the Reporting Period were Owens Corning and Eagle Materials Inc, which contributed 1.21% and 0.96%, respectively, to the Fund’s total return on net assets. The largest detractors to the Fund’s performance during the same period were Advanced Drainage Systems Inc and TTEC Holdings Inc, which contributed -0.76% and -0.53%, respectively, to the Fund’s total return on net assets. Sectors that contributed the most significantly to the Fund’s positive performance during the Reporting Period were the Consumer Staples sector, followed by Communications and Materials sector, respectively. The Real Estate sector detracted the most significantly from the Fund’s performance during the Reporting Period.

During the Reporting Period, U.S. equity markets remained resilient as the U.S. Federal Reserve (the “Fed”) continued to tighten monetary policy to curb inflation. Adverse shocks that had potential to catalyze a U.S. recession, such as the banking-sector turmoil during the first quarter of 2023 and the debt ceiling standoff during the later end of the second quarter of 2023, did not head off the U.S. equity market, which, as represented by the Morningstar US Core Index*, increased by 16.35% during the Reporting Period.

Thank you for your investment in the Fund.

*	The Morningstar US Core Index is a market capitalization free-float weighted index designed to provide consistent representation of the core segment of the US equity market, with no overlapping constituents across styles. Aligned with the Morningstar Style Box™, the index is underpinned by a 10-factor model that paints a holistic picture of style.

SRH U.S. Quality ETF

FUND PERFORMANCE

August 31, 2023 (Unaudited)

Growth of $10,000 Investment

Fund Performance as of August 31, 2023

Since Inception(a)
SRH U.S. Quality ETF - NAV	17.29%
SRH U.S. Quality ETF - MKT(b)	17.34%
SRH U.S. Quality Index(c)(d)	17.68%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.srhfunds. com/srhq.

(a)	The Fund commenced operations on October 4, 2022, and first traded on the exchange on October 5, 2022.
(b)	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time when the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times
(c)	Indexes are unmanaged statistical composites and their returns assume reinvestment of dividends and do not reflect fees or expenses. Such costs would lower performance. It is not possible to invest directly in an index.
(d)	The SRH U.S. Quality Index is designed to track the performance of the stocks of domestic (U.S.) companies that have moderate and consistent revenue growth but do not trade at excessive valuations. Stocks are screened through value, growth, and quality metrics to determine eligibility in the Index

This chart assumes an initial gross investment of $10,000 made on October 4, 2022. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on Fund distributions or redemption of Fund shares.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions may apply and will reduce returns.

Returns include reinvestment of dividends and capital gains.

Investing involves risk, including the possible loss of principal and fluctuation of value.

SRH U.S. Quality ETF

FUND PERFORMANCE

August 31, 2023 (Continued) (Unaudited)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Technology	26.07%	$31,189,900
Industrials	17.99	21,508,419
Health Care	13.61	16,276,957
Consumer Discretionary	8.77	10,493,243
Communications	8.15	9,751,211
Materials	7.54	9,012,476
Financials	6.63	7,924,229
Consumer Staples	5.92	7,083,249
Real Estate	5.17	6,179,520
TOTAL COMMON STOCKS	99.85%	$119,419,204

TOTAL MONEY MARKET FUNDS	0.09%	$102,198

TOTAL INVESTMENTS	99.94	119,521,402
Other Assets In Excess of Liabilities	0.06	76,399
NET ASSETS	100.00%	$119,597,801

Percentages are stated as a percent of net assets.

SRH U.S. Quality ETF

EXPENSE EXAMPLE

August 31, 2023 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line within the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period March 1, 2023 to August 31, 2023(b)
SRH U.S. Quality ETF
Actual	0.35%	$1,000.00	$1,083.00	$1.84
Hypothetical (5% return before expenses)	0.35%	$1,000.00	$1,023.44	$1.79

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

SRH U.S. Quality ETF

SCHEDULE OF INVESTMENTS

August 31, 2023

	Shares	Value
COMMON STOCKS - 99.85%
Consumer Discretionary Products - 5.35%
Masco Corp.	38,509	$2,272,416
NVR, Inc.(a)	343	2,187,424
Polaris, Inc.	17,307	1,939,942
		6,399,782

Consumer Staple Products - 4.06%
Coca-Cola Consolidated, Inc.	3,579	2,501,363
Molson Coors Beverage Co., Class B	37,050	2,352,305
		4,853,668

Financial Services - 6.63%
BlackRock, Inc.	2,862	2,004,945
Credit Acceptance Corp.(a)	4,392	2,203,774
Invesco Ltd.	116,749	1,858,644
Morgan Stanley	21,807	1,856,866
		7,924,229

Health Care - 13.61%
Amedisys, Inc.(a)	26,032	2,440,500
Cencora, Inc.	11,958	2,104,369
Elevance Health, Inc.	4,165	1,840,972
The Ensign Group, Inc.	20,039	2,008,308
Fortrea Holdings, Inc.(a)	8,345	229,905
Humana, Inc.	3,944	1,820,669
Laboratory Corp. of America Holdings	8,345	1,736,594
Select Medical Holdings Corp.	74,070	2,163,585
UnitedHealth Group, Inc.	4,054	1,932,055
		16,276,957

Industrial Products - 4.70%
Huntington Ingalls Industries, Inc.	9,246	2,037,079
Lockheed Martin Corp.	4,052	1,816,714
The Toro Co.	17,225	1,762,462
		5,616,255

Industrial Services - 13.29%
ADT, Inc.	264,825	1,700,176
Applied Industrial Technologies, Inc.	13,470	2,079,364
EMCOR Group, Inc.	11,775	2,640,544
FTI Consulting, Inc.(a)	9,702	1,802,826
Insperity, Inc.	15,754	1,596,353
Resideo Technologies, Inc.(a)	104,742	1,765,950
TriNet Group, Inc.(a)	23,755	2,635,142
United Parcel Service, Inc., Class B	9,869	1,671,809
		15,892,164
	Shares	Value
Materials - 7.54%
Eagle Materials, Inc.	13,048	$2,470,247
Owens Corning	19,989	2,876,617
Silgan Holdings, Inc.	35,678	1,610,148
Westrock Co.	62,839	2,055,464
		9,012,476

Media - 8.15%
Altice USA, Inc., Class A(a)	559,850	1,718,739
Comcast Corp., Class A	50,508	2,361,754
Fox Corp., Class A	56,216	1,858,501
GoDaddy, Inc., Class A(a)	24,638	1,786,501
World Wrestling Entertainment, Inc., Class A	20,981	2,025,716
		9,751,211

Real Estate - 5.17%
CBRE Group, Inc., Class A(a)	26,295	2,236,390
Cushman & Wakefield PLC(a)	181,657	1,669,428
Jones Lang LaSalle, Inc.(a)	13,158	2,273,702
		6,179,520

Retail & Wholesale - Discretionary - 3.42%
AutoZone, Inc.(a)	780	1,974,437
O’Reilly Automotive, Inc.(a)	2,255	2,119,024
		4,093,461

Retail & Wholesale - Staples - 1.86%
Sprouts Farmers Market, Inc.(a)	54,660	2,229,581

Software & Tech Services - 15.97%
Akamai Technologies, Inc.(a)	24,451	2,569,556
Box, Inc., Class A(a)	71,468	1,892,473
CACI International, Inc., Class A(a)	6,464	2,120,257
Euronet Worldwide, Inc.(a)	17,113	1,494,992
Gartner, Inc.(a)	5,875	2,054,370
Genpact Ltd.	41,425	1,546,395
Leidos Holdings, Inc.	20,799	2,028,110
PayPal Holdings, Inc.(a)	25,213	1,576,065
Qualys, Inc.(a)	14,727	2,292,257
TTEC Holdings, Inc.	51,427	1,530,467
		19,104,942

See Notes to Financial Statements

SRH U.S. Quality ETF

SCHEDULE OF INVESTMENTS

August 31, 2023 (Continued)

	Shares	Value
Tech Hardware & Semiconductors - 10.10%
Arrow Electronics, Inc.(a)	15,332	$2,045,749
Broadcom, Inc.	2,983	2,752,981
Dell Technologies, Inc.	47,618	2,678,036
FormFactor, Inc.(a)	60,117	2,123,333
Jabil, Inc.	21,717	2,484,859
		12,084,958
TOTAL COMMON STOCKS
(Cost $106,716,296)		119,419,204

MONEY MARKET FUNDS - 0.09%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 5.25%(b)	102,198	102,198

TOTAL MONEY MARKET FUNDS
(Cost $102,198)		102,198

TOTAL INVESTMENTS - 99.94%
(Cost $106,818,494)		$119,521,402

Other Assets In Excess of Liabilities - 0.06%		76,399

NET ASSETS - 100.00%		$119,597,801

(a)	Non-income producing security.

(b)	Rate disclosed is 7-Day Yield as of August 31, 2023.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

SRH U.S. Quality ETF

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2023

ASSETS:
Investments, at value	$119,521,402
Dividends receivable	111,660
Total Assets	119,633,062
LIABILITIES:
Payable to Investment Advisor	35,261
Total Liabilities	35,261
NET ASSETS	$119,597,801

NET ASSETS CONSIST OF
Paid in capital	$107,764,522
Total distributable earnings	11,833,279
NET ASSETS	$119,597,801

Investments, At Cost	$106,818,494

Net asset value:
Net assets	$119,597,801
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,004,000
Net asset value, offering and redemption price per share	29.87

See Notes to Financial Statements

SRH U.S. Quality ETF

STATEMENT OF OPERATIONS
For the Period October 4, 2022 (Commencement of Operations) through August 31, 2023

INVESTMENT INCOME:
Dividends	$1,277,577
Total Investment Income	1,277,577
EXPENSES:
Investment advisory fees (Note 3)	334,670
Total Expenses	334,670
NET INVESTMENT INCOME	942,907
Net realized gain/loss on:
Investments	(1,031,267)
Investments sold in-kind	4,431,052
Total Net Realized Gain	3,399,785
Net change in unrealized appreciation/depreciation on:
Investments	12,702,908
Total Net Change in Unrealized Appreciation	12,702,908
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	16,102,693
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,045,600

See Notes to Financial Statements

SRH U.S. Quality ETF

STATEMENT OF CHANGES IN NET ASSETS

August 31, 2023

For the Period October 4, 2022 (Commencement of Operations) through August 31, 2023
OPERATIONS
Net investment income	$942,907
Net realized gain	3,399,785
Net change in unrealized appreciation	12,702,908
Net Increase in net assets resulting from operations	17,045,600
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(781,269)
Net decrease in net assets from distributions	(781,269)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	142,308,030
Shares redeemed	(39,074,560)
Net Increase in net assets derived from beneficial interest transactions	103,233,470
Net Increase in net assets	119,497,801
NET ASSETS
Beginning of period	100,000
End of period	$119,597,801

See Notes to Financial Statements

SRH U.S. Quality ETF

FINANCIAL HIGHLIGHTS

August 31, 2023

	For the Period October 4, 2022 (Commencement of Operations) through August 31, 2023
Net Asset Value, Beginning of Period	$25.66	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized gain	4.17
Total from Investment Operations	4.42

DISTRIBUTIONS:
From distributable earnings	(0.21)
Total Distributions	(0.21)

Net Increase in net asset value	4.21
Net Asset Value, End of Period	$29.87
TOTAL RETURN(c)	17.29%

RATIOS/SUPPLEMENTAL DATA:(d)
Net Assets, End of Period (000s)	$119,598
Ratio of net operating expenses to average net assets	0.35	%(e)
Ratio of net investment income to average net assets	0.98	%(e)
Portfolio turnover rate(f)(g)	41%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on October 4, 2022 (Commencement of Operations).

(b)	Calculated based on the average number of common shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Ratios do not reflect the proportionate share of income and expenses of other investment companies which the Fund invests (i.e. those listed under Money Market Funds).

(e)	Annualized.

(f)	Excludes the impact of in-kind transactions.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

SRH U.S. Quality ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, SRH U.S. Quality ETF (the “Fund”). The Fund’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality Index (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, Rocky Mountain Advisers, LLC, has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 4, 2022.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies.”

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser as the valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of August 31, 2023:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$119,419,204	$—	$—	$119,419,204
Money Market Funds	102,198	—	—	102,198
Total	$119,521,402	$—	$—	$119,521,402

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

SRH U.S. Quality ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended August 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of August 31, 2023, there were no interest or penalties incurred by The Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets. Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expense on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

Vident Advisory, LLC (“VA” or the “Sub-Adviser”) has served as the sub-adviser to the Fund since July 14, 2023. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser (the “VA Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser out of its unitary management fee. Vident Investment Advisory, LLC ("VIA"), an affiliate of VA, served as the Fund's sub-adviser from the Fund's commencement until July 14, 2023, when its sub-advisory agreement with the Adviser and the Trust was terminated due to a change of control of VIA's parent company, at which point VA replaced VIA in the sub-advisory role. During the period it served as the Fund's sub-adviser, VIA provided materially identical services as VIA and was compensated by the Adviser out of its unitary management fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Adviser and the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its unitary management fee.

The Distributor, a wholly owned subsidiary of the Administrator and affiliate of the Adviser, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid out of its unitary management fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Adviser, Administrator, and Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its unitary management fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period October 4, 2022 (commencement of operations) through August 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
SRH U.S. Quality ETF	$43,859,717	$43,782,618

SRH U.S. Quality ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

For the period October 4, 2022 (commencement of operations) through August 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SRH U.S. Quality ETF	$142,323,120	$39,083,708

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 50,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

For the Period Ended August 31, 2023
Shares sold	5,400,000
Shares redeemed	(1,400,000)
Net increase in shares outstanding	4,000,000

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on August 31, 2023, permanent differences resulting primarily from in-kind redemptions were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or net asset value per common share outstanding. Permanent book and tax basis differences of $4,431,052 and $(4,431,052) were reclassified at August 31, 2023 among paid-in capital and total distributable earnings, respectively, for the Fund.

The character of distributions paid on a tax basis during the period ended August 31, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
SRH U.S. Quality ETF	$781,269	$—

The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at August 31, 2023 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
SRH U.S. Quality ETF	$15,556,724	$(2,853,816)	$—	$12,702,908	$106,818,494

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
SRH U.S. Quality ETF	$161,638	$(1,031,267)	$12,702,908	$11,833,279

As of August 31, 2023, the following amount is available as capital loss carry forwards to the next tax year:

Fund	No Expiration Short-Term
SRH U.S. Quality ETF	$1,031,267

SRH U.S. Quality ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

SRH U.S. Quality ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SRH U.S. Quality ETF and Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SRH U.S. Quality ETF (the “Fund”), a series of Elevation Series Trust, as of August 31, 2023, the related statements of operations, and changes in net assets, the related notes, and the financial highlights for the period from October 4, 2022 (commencement of operations) through August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period from October 4, 2022 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor or one or more investment companies advised by Paralel Advisors, LLC since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 26, 2023

SRH U.S. Quality ETF

ADDITIONAL INFORMATION

August 31, 2023 (Unaudited)

PORTFOLIO INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund's N-PORT reports are available (i) on the Fund's website at www.srhfunds.com/srhq; or (ii) on the SEC's website at www.sec.gov.

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC's website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at www.sec.gov.

TAX INFORMATION

The Fund designated the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2022:

Qualified Dividend Income Percentage	100.00%

Dividends Received Deduction	100.00%

In early 2023, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2022 via Form 1099. The Fund will notify shareholders in early 2024 of amounts paid to them by the Fund, if any, during the calendar year 2023.

SRH U.S. Quality ETF

TRUSTEES AND OFFICERS

(Unaudited)

INDEPENDENT TRUSTEES*

Name, Year of Birth, and Address[1]	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Kimberly Storms Birth Year: 1972	Trustee	Since 2022	Ms. Storms served at various roles at ALPS Fund Services, Inc. from 1998 through 2020, including as Senior Vice President - Director of Fund Administration (2004-2020) and Senior Vice President - Director of Fund Management (2020). During her tenure, Ms. Storms served as an officer to certain ETF, closed-end and open-end investment companies (1998-2020) and, within the past 5 years, Principal Financial Officer of ALPS Series Trust (2012-2020), Financial Investors Trust (2013-2020), Liberty All-Star Funds (2013- 2020), and Cambria ETF Trust (2020).	2	Sterling Capital Funds (20 Funds) (since 2022)
Steven Norgaard Birth Year: 1964	Trustee	Since 2022	Mr. Norgaard has been an attorney with Steven K. Norgaard, P.C. since 1994.	3[3]	Frontier Funds (6 Funds) (since 2013); SRH Total Return Fund, Inc. (since 2011)

INTERESTED TRUSTEES*

Name, Year of Birth and Address[1]	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Bradley J. Swenson Birth Year: 1972	Trustee, Chairman, and President	Since 2022	Mr. Swenson is President of Paralel Distributors LLC (May 2022 to present) and President of TruePeak Consulting, LLC (August 2021 to present). Prior to this Mr. Swenson joined ALPS Fund Services, Inc. (“ALPS”) in 2004 and served as its President from June 2019 until June 2021. In this role, he served as an officer to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015).	2	None

*Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) are referred to as “Independent Trustees.” Trustees who are “interested persons” of the Trust under the 1940 Act are referred to as “Interested Trustees.”

1	Unless otherwise specified, the Trustees’ respective addresses are 1700 Broadway, Suite 1850 Denver, CO 80290.

2	The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services; or have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. For the purposes of this table, all series of the Trust are included in the Fund Complex.

3	Mr. Norgaard also serves as a Director of the SRH Total Return Fund, Inc. whose investment adviser is the same as SRH U.S. Quality ETF’s.

SRH U.S. Quality ETF

TRUSTEES AND OFFICERS

(Unaudited)

OFFICERS

Name, Year of Birth, and Address[1]	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brenna Fudjack Birth Year: 1986	Chief Compliance Officer	Indefinite term; since 2023	Ms. Fudjack joined Paralel Technologies LLC as Deputy Chief Compliance officer in 2023. Prior to her current role, Ms. Fudjack served as Manager, Risk & Financial Advisory for Deloitte & Touche LLP from 2022-2023; Director of Compliance for Perella Weinberg Partners Capital Management LP / Agility from 2018-2022; Compliance Officer for Shelton Capital Management from 2017-2018; and Compliance Manager among other compliance roles for ALPS Fund Services, Inc. from 2010-2017.	N/A	N/A
Nicholas Austin Birth Year: 1981	Treasurer	Indefinite term; since 2023	Mr. Austin joined Paralel Technologies, LLC as Senior Controller in 2022. Prior to his current role, Mr. Austin served as Vice President/Fund Controller for SS&C ALPS from 2018 until 2022, and as Chief Financial Officer of Champion Medical Center from 2016 until 2018.	N/A	N/A
Christopher Moore Birth Year: 1984	Secretary	Indefinite term; since 2022	Mr. Moore is General Counsel of Paralel Technologies LLC and each of its subsidiaries (since 2021). He is also Chief Compliance Officer of Paralel Advisors LLC since 2021. Mr. Moore served as Deputy General Counsel and Legal Operations Manager of RiverNorth Capital Management, LLC from 2020-2021; VP and Senior Counsel of ALPS Fund Services, Inc. from 2016-2020; and associate at Thompson Hine LLP (2013-2016). Mr. Moore served as a CPA for Ernst & Young (2007-2009).	N/A	N/A
[1]	Unless otherwise specified, the Officers’ respective addresses are 1700 Broadway, Suite 1850 Denver, CO 80290.

SRH U.S. Quality ETF

BOARD APPROVALS OF ADVISORY AND SUB-ADVISORY AGREEMENTS
August 31, 2023 (Unaudited)

Summary of Board Meeting and Considerations

At a meeting held on April 19, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Trust, Paralel Advisors LLC (the “Adviser”), Vident Advisory, LLC (“VA”) on behalf of the SRH U.S. Quality ETF (the “Fund”). Vident Investment Advisory, LLC (“VIA”) had served as investment sub-adviser to the Fund since the Fund’s inception. VIA was responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s index, subject to the supervision of the Adviser and the Board.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), a transaction that results in a “change in control” of an investment adviser, or in this case, an investment sub-adviser, causes the sub-advisory agreement to be “assigned,” which results in the automatic termination of the sub-advisory agreement as required by the 1940 Act. On July 14, 2023 (the “Closing Date”) VIA was acquired by Casey Crawford through various holding entities. In anticipation of the change of control, the Board considered approval of the Sub-Advisory Agreement with VA, which would assume all of VIA’s operations as of the Closing Date. The Sub-Advisory Agreement would take effect on the Closing Date.

The Board’s determination to approve the Sub-Advisory Agreement followed the Board’s consideration of various factors and review of written materials provided by VA. The Board’s deliberations and the information on which their conclusions were based are summarized below.

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Board reviewed VA’s responses to a series of questions regarding, among other things, investment performance, VA’s quality of services, comparative fee and expense information, and an estimate of VA’s profitability from managing the Fund. The Board was assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services Provided. The Board considered that VA would perform portfolio monitoring, research, in-depth analysis and trade execution on behalf of the Fund and supported the Fund’s operations in all areas including compliance, valuation, and research. The Board commented on the depth of VA’s network to identify trading opportunities and the longevity of its trading relationships. The Board acknowledged that the personnel servicing the Fund as employees of VIA would continue with VA as sub-adviser. The Board reviewed the background information of the key investment personnel, noting their satisfaction with the senior personnel dedicated to servicing the Fund, the individuals’ educations and wide range of experience. The Board noted that VA would routinely review the Fund’s portfolio in order to monitor and assess performance and risk. The Board commented on VA’s compliance program, which included documentation and review of daily portfolio transactions and monitoring of investment limitations. The Board reviewed VA’s best execution practices and noted that it evaluated broker-dealers annually to ensure best execution. After further discussion, the Board concluded that VA had the resources to provide high quality service to the Fund and its shareholders.

Performance. The Board noted that the Fund was recently launched and that it did not yet have a long enough track record to provide any meaningful analysis. They also noted that the Fund was an index based product and therefore VA’s services would not be the primary driver of the Fund’s performance. The Board noted that the Adviser was satisfied with the performance of VIA in the short time it had served as sub-adviser to the Fund.

Cost of Services Provided. The Board reviewed the sub-advisory fees to be paid by the Adviser to VA for its services to the Fund. The Board considered that the fees paid to VA would be paid by the Adviser, not the Fund, as part of its unitary fee arrangement and agreed that fund-to-fund comparisons were most appropriate at the advisory level. The Board agreed that the VA fees reflected a not-unreasonable allocation of the advisory fees paid to each firm given the work performed by each firm and noted that the fees were in line with those charged by VA for managing other funds. The Board further noted that no changes to the fees were proposed.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by VA from its relationship with the Fund and reviewed an analysis of VA’s expected profitability with respect to the work to be completed for the Fund, noting that it was not anticipating to earn a profit during the first year of the relationship, and a modest profit in the second year. The Board further noted that given the unitary fee nature of the advisory agreement, economies of scale were more appropriately considered at the adviser-level and should be considered with respect to the overall advisory agreement for the Fund, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received information from VA as it believed to be reasonably necessary to evaluate the terms of the Sub- Advisory Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Liquidity Risk Management Program Review

Pursuant to Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (“1940 Act”), the Fund has adopted and implemented a Liquidity Risk Management Program (the “Program”). The Program addresses the Liquidity Rule’s requirements for the periodic assessment and management of Fund liquidity risk and compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. The Adviser to the Fund has been designated to administer the Program. The Fund qualifies as an “In-Kind ETF” under the Liquidity Rule, which means that it meets redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publishes its portfolio holdings daily. In-Kind ETFs are exempt from certain Liquidity Rule requirements.

At its April 19, 2023, meeting, the Board of Trustees (“Board”) reviewed a written report prepared by the Adviser addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, as required under the Liquidity Rule. Among other things, this report summarized the Adviser’s annual liquidity risk assessment, testing for In-Kind ETF status and monitoring for compliance with the Liquidity Rule’s restrictions. The report noted the Adviser’s conclusion that the implementation and ongoing operation of the Program and related procedures were adequate and effective in managing the Fund’s liquidity risk and that the Fund should continue to be considered an “In-Kind ETF”.

SRH U.S. Quality ETF

PRIVACY POLICY

August 31, 2023 (Unaudited)

Pursuant to SEC Regulation S-P (Privacy of Consumer Financial Information) the Trustees of the Elevation Series Trust (the “Trust”) has established the following policy regarding information about the Trust’s shareholders. We consider all shareholder data to be private and confidential, and we hold ourselves to the highest standards in its safekeeping and use.

General Statement

The Trust may collect nonpublic information (e.g., your name, address, e mail address, Social Security Number, Trust holdings (collectively, “Personal Information”)) about shareholders from transactions in Trust shares. The Trust will not release Personal Information about current or former shareholders (except as permitted by law) unless one of the following conditions is met: we receive your prior written consent; (ii) we believe the recipient to be you or your authorized representative; (iii) to service or support the business functions of the Trust (as explained in more detail below), or (iv) we are required by law to release Personal Information to the recipient. The Trust have not and will not in the future give or sell Personal Information about their current or former shareholders to any company, individual, or group (except as per mitted by law) and as otherwise provided in this policy.

The Trust may make certain electronic services available to their shareholders and may solicit your email address and contact you by email, telephone or US mail regarding the availability of such services. The Trust may also contact shareholders by email, telephone or US mail in connection with these services, such as to confirm enrollment in electronic shareholder communications or to update your Personal Information. In no event will the Trust transmit your Personal Information via email without your consent.

Use of Personal Information

The Trust will only use Personal Information (i) as necessary to service or maintain shareholder accounts in the ordinary course of business and (ii) to support business functions of the Trust and their affiliated businesses. This means that the Trust may share certain Personal Information, only as per mitted by law, with affiliated businesses of the Trust, and that such information may be used for non-Trust-related solicitation. When Personal Information is shared with the Trust’s business affiliates, the Trust may do so without providing you the option of preventing these types of disclosures as permitted by law.

Safeguards regarding Personal Information

Internally, we also restrict access to Personal Information to those who have a specific need for the records. We maintain physical, electronic, and procedural safeguards that comply with Federal standards to guard Personal Information. Any doubts about the confidentiality of Personal Information, as required by law, are resolved in favor of confidentiality.

Adopted: May 18, 2022

INVESTMENT ADVISER

Paralel Advisors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

SUB-INVESTMENT ADVISER

Vident Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

INDEX PROVIDER

Rocky Mountain Advisers, LLC

2121 E. Crawford Place

Salina, Kansas 67401

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Must be accompanied or preceded by a prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.
(b)	Not applicable.
(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.
(e)	Not applicable.
(f)	The Registrant’s Code of Ethics is filed herewith as an Exhibit to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the Registrant has designated Kimberly Storms, as the Registrant’s “Audit Committee Financial Expert.” Ms. Storms is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal period ended August 31, 2023, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $14,000.
(b)	Audit-Related Fees: For the Registrant’s fiscal period ended August 31, 2023, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements not otherwise included under “Audit Fees” above were $0.
(c)	Tax Fees: For the Registrant’s fiscal period ended August 31, 2023, aggregate fees of $3,500, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
(d)	All Other Fees: For the Registrant’s fiscal period ended August 31, 2023, aggregate fees of $0, were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.
(e)	(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)	(2) No services described in paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal period ended August 31, 2023 were $3,500.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has an audit committee which was established by the Board of Trustees in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s audit committee are Kimberly Storms and Steven K. Norgaard.

Item 6. Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics, which is the subject of the disclosure required by Item 2 of Form N-CSR, is attached hereto.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits 99.302(i) CERT and 99.302(ii) CERT.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ELEVATION SERIES TRUST

By (Signature and Title)

/s/ Bradley Swenson

Bradley Swenson, President

(Principal Executive Officer)

Date:

November 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)

/s/ Bradley Swenson

Bradley Swenson, President

(Principal Executive Officer)

Date:

November 2, 2023

By (Signature and Title)

/s/ Nicholas Austin

Nicholas Austin, Treasurer

(Principal Financial Officer)

Date:

November 2, 2023